Remuneration of auditors	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Remuneration of auditors

Note 24. Remuneration of auditors

During the financial year the following fees were paid or payable for services provided by BDO Audit Pty Ltd, the auditor of the Company and its network firms:

	2024 $	2023 $	2022 $
Audit fees	382,000	200,000	48,000
Audit – related fees	130,000	207,000	-
Tax fees	-	-	-
All other fees	-	-	-
Total	512,000	407,000	48,000